Warrants Liability (Tables)	6 Months Ended
Dec. 31, 2024
Warrants Liability [Abstract]
Schedule of Unlisted and Listed Warrants Liability
	31 December 2024 $	30 June 2024 $
Unlisted warrants ($10.00 expiring 27/05/2025) (a) (b)	7,159,050	9,196,701
Listed warrants ($11.50 exp. 27/2/2029) (e)	1,764,902	2,340,413
Unlisted warrants ($10.71 exp. 27/02/2027) (c)	27,200,000	27,200,000
Unlisted warrants ($11.45 exp. 18/6/2029) (d)	3,635,000	7,170,000
	39,758,952	45,907,114

Schedule of Warrants Liability
	31 December 2024 $	30 June 2024 $
Balance at beginning of period	45,907,114	-
Issue of unlisted warrants	-	1,259,650
Issue of unlisted warrants	-	9,876,533
Issue of unlisted warrants	-	27,200,000
Issue of unlisted warrants	-	7,212,000
Issue of listed warrants (note 29) – Replacement warrants	-	919,150
Exercise of warrants (note 21)	-	(21,120,000)
Gain/(loss) on fair value of warrants (non-cash)	(6,148,162)	20,559,781
Balance at end of period	39,758,952	45,907,114

Schedule of Fair Value of the Warrants Granted

The fair value of the warrants granted to Polar is estimated as at the date of issue using the Black and Scholes option pricing model taking into account the terms and conditions upon which the warrants were granted.

Assumptions
Number warrants issued	350,000
Dividend yield	0.00%
Expected volatility	75%
Risk-free interest rate	4.948%
Expected life of warrants	1.25 years
Exercise price	$10.00
Issue date share price	$10.20
Assumptions
Number warrants issued	350,000
Dividend yield	0.00%
Expected volatility	80%
Risk-free interest rate	4.255%
Expected life of warrants	0.41 years
Exercise price	$10.00
Share price at 31 December 2024	$6.79
Assumptions
Number of warrants issued	1,000,000
Dividend yield	0.00%
Expected volatility	75%
Risk-free interest rate	4.948%
Expected life of warrants	1.25 years
Exercise price	$10.00
Issue date share price	$10.20
Assumptions
Number of warrants issued	400,000
Dividend yield	0.00%
Expected volatility	80%
Risk-free interest rate	4.255%
Expected life of warrants	0.41 years
Exercise price	$10.00
Share price at 31 December 2024	$6.79
Assumptions
Number warrants issued	1,814,797
Dividend yield	0.00%
Expected volatility	75%
Risk-free interest rate	4.5%
Expected life of warrants	3.00 years
Exercise price	$10.71
Issue date share price	$10.20
Assumptions
Number warrants issued	1,814,797
Dividend yield	0.00%
Expected volatility	80%
Risk-free interest rate	4.253%
Expected life of warrants	2.16 years
Exercise price	$10.71
Share price at 31 December 2024	$6.79
Assumptions
Number warrants issued	1,000,000
Dividend yield	0.00%
Expected volatility	75%
Risk-free interest rate	4.3%
Expected life of warrants	5.00 years
Exercise price	$11.45
Issue date share price	$11.30
Assumptions
Number warrants issued	1,000,000
Dividend yield	0.00%
Expected volatility	80%
Risk-free interest rate	4.351%
Expected life of warrants	4.47 years
Exercise price	$11.45
Share price at 31 December 2024	$6.79